Borrowings - Summary of Short-term Borrowing (Parenthetical) (Detail)	Dec. 31, 2022
Woori Bank [Member]
Disclosure of detailed information about borrowings [line items]
LIBOR rate	4.04%
NongHyup Bank [Member]
Disclosure of detailed information about borrowings [line items]
LIBOR rate	4.34%
Hana Bank [Member]
Disclosure of detailed information about borrowings [line items]
LIBOR rate	3.98%